UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300, Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Huntington US Equity Rotation Strategy ETF	January 31, 2015 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	8.9%
Consumer Staples	6.7%
Energy	4.4%
Financials	11.4%
Health Care	24.9%
Industrials	12.3%
Information Technology	23.1%
Materials	2.3%
Telecommunication Services	0.7%
Utilities	2.3%
Exchange-Traded Fund	3.0%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value
Common Stocks — 96.3%
Consumer Discretionary — 8.9%
60	Advance Auto Parts, Inc.	$9,540
110	Amazon.com, Inc. †	38,998
220	Ann, Inc. †	7,282
100	Bed Bath & Beyond, Inc. †	7,477
150	Best Buy Co., Inc.	5,280
200	Cato Corp., Class A	8,480
260	CBS Corp., Class B	14,251
10	Chipotle Mexican Grill, Inc. †	7,098
840	Comcast Corp., Class A	44,642
28	CST Brands, Inc.	1,207
260	DIRECTV †	22,173
120	Discovery Communications, Inc. †	3,346
120	Discovery Communications, Inc., Class A †	3,478
80	Dollar Tree, Inc. †	5,688
60	Expedia, Inc.	5,156
70	Family Dollar Stores, Inc.	5,327
90	Foot Locker, Inc.	4,790
1,450	Ford Motor Co.	21,330
50	Fossil Group, Inc. †	4,890
150	Gap, Inc.	6,179
320	Goodyear Tire & Rubber Co.	7,757
350	H & R Block, Inc.	11,998
130	Harley-Davidson, Inc.	8,021
500	Home Depot, Inc.	52,209
270	Interpublic Group of Cos., Inc.	5,384
189	Johnson Controls, Inc.	8,783
110	L Brands, Inc.	9,309
100	Lennar Corp., Class A	4,491
430	Lowe’s Cos., Inc.	29,137
170	Macy’s, Inc.	10,860
140	Marriott International, Inc., Class A	10,430
290	McDonald’s Corp.	26,809
160	McGraw-Hill Cos., Inc.	14,310
1,400	Monarch Casino & Resort, Inc. †	24,220
30	Murphy USA, Inc. †	2,094
20	Netflix, Inc. †	8,836
190	News Corp., Class A †	2,829

Shares		Market Value
Common Stocks — (Continued)
Consumer Discretionary — (Continued)
240	NIKE, Inc., Class B	$22,140
1,240	Office Depot, Inc. †	9,424
50	O’Reilly Automotive, Inc. †	9,368
50	PetSmart, Inc.	4,085
20	Priceline.com, Inc. †	20,190
50	Ralph Lauren Corp.	8,345
90	Ross Stores, Inc.	8,254
40	Sherwin-Williams Co.	10,851
240	Starbucks Corp.	21,007
100	Starwood Hotels & Resorts Worldwide, Inc.	7,197
240	Target Corp.	17,666
110	Tempur-Pedic International, Inc. †	6,053
130	Time Warner Cable, Inc.	17,697
340	Time Warner, Inc.	26,496
43	Time, Inc.	1,077
240	TJX Cos., Inc.	15,826
60	Tractor Supply Co.	4,870
811	Twenty-First Century Fox, Inc., Class A	26,893
120	V.F. Corp.	8,324
210	Viacom, Inc., Class B	13,528
610	Walt Disney Co.	55,485
60	Whirlpool Corp.	11,945
80	Wyndham Worldwide Corp.	6,703
140	Yum! Brands, Inc.	10,119

		807,632

Consumer Staples — 6.6%
730	Altria Group, Inc.	38,763
300	Archer-Daniels-Midland Co.	13,989
150	Clorox Co.	16,007
1,460	Coca-Cola Co.	60,107
320	Colgate-Palmolive Co.	21,606
160	Costco Wholesale Corp.	22,878
450	CVS Caremark Corp.	44,172
710	Hormel Foods Corp.	36,367
210	J & J Snack Foods Corp.	20,605
90	Keurig Green Mountain, Inc.	11,030
150	Kimberly-Clark Corp.	16,194

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (Unaudited) (Continued)

Shares		Market Value
Common Stocks — (Continued)
Consumer Staples — (Continued)
213	Kraft Foods Group, Inc.	$13,917
100	Lancaster Colony Corp.	8,993
150	Lorillard, Inc.	9,842
640	Mondelez International, Inc.	22,554
70	Monster Beverage Corp. †	8,187
520	PepsiCo, Inc.	48,766
540	Philip Morris International, Inc.	43,329
730	Procter & Gamble Co.	61,532
90	The Estee Lauder Cos., Inc., Class A	6,353
280	Walgreens Boots Alliance, Inc.	20,650
540	Wal-Mart Stores, Inc.	45,890
140	Whole Foods Market, Inc.	7,293

		599,024

Energy — 4.4%
180	Anadarko Petroleum Corp.	14,715
140	Apache Corp.	8,760
170	Baker Hughes, Inc.	9,858
280	Cabot Oil & Gas Corp.	7,420
100	California Resources Corp. †	512
270	Chesapeake Energy Corp.	5,179
400	ConocoPhillips	25,192
130	CONSOL Energy, Inc.	3,764
150	Devon Energy Corp.	9,041
36	Energy Transfer Partners	2,210
200	EOG Resources, Inc.	17,806
1,410	Exxon Mobil Corp.	123,262
320	Halliburton Co.	12,797
80	Helmerich & Payne, Inc.	4,765
130	Hess Corp.	8,774
120	HollyFrontier Corp.	4,310
200	Kinder Morgan, Inc.	8,210
260	Marathon Oil Corp.	6,916
130	Marathon Petroleum Corp.	12,037
180	Nabors Industries, Ltd.	2,072
150	National Oilwell Varco, Inc.	8,165
160	Noble Energy, Inc.	7,638
250	Occidental Petroleum Corp.	20,000
60	Pioneer Natural Resources Co.	9,032
120	QEP Resources, Inc.	2,426
110	Range Resources Corp.	5,090
430	Schlumberger, Ltd.	35,427
21	Seventy Seven Energy, Inc. †	83
170	Southwestern Energy Co. †	4,214
240	The Williams Cos., Inc.	10,526
230	Valero Energy Corp.	12,162

		402,363

Financials — 11.3%
160	ACE, Ltd.	17,274
200	AFLAC, Inc.	11,416
220	Allstate Corp.	15,354
400	American Express Co.	32,277
280	American International Group, Inc.	13,684
130	Ameriprise Financial, Inc.	16,242
540	Apartment Investment and Management Co., Class A	21,524
3,610	Bank of America Corp.	54,691
460	Bank of New York Mellon Corp.	16,560
290	BB&T Corp.	10,234
580	Berkshire Hathaway, Inc., Class B †	83,467

Shares		Market Value
Common Stocks — (Continued)
Financials — (Continued)
60	BlackRock, Inc.	$20,431
230	Capital One Financial Corp.	16,838
240	CBOE Holdings, Inc.	15,473
210	CBRE Group, Inc., Class A †	6,792
490	Charles Schwab Corp.	12,730
140	Chubb Corp.	13,706
950	Citigroup, Inc.	44,603
230	Discover Financial Services	12,507
490	Fifth Third Bancorp	8,477
210	Franklin Resources, Inc.	10,821
190	Goldman Sachs Group, Inc.	32,758
270	Hartford Financial Services Group, Inc.	10,503
200	HCP, Inc.	9,458
380	Host Hotels & Resorts, Inc.	8,698
230	Invesco, Ltd.	8,448
1,220	J.P. Morgan Chase & Co.	66,343
40	Jones Lang LaSalle, Inc.	5,883
680	KeyCorp	8,833
170	Lincoln National Corp.	8,497
310	Marsh & McLennan Cos., Inc.	16,669
380	MetLife, Inc.	17,670
150	Moody’s Corp.	13,700
590	Morgan Stanley	19,948
150	Northern Trust Corp.	9,807
190	PNC Financial Services Group	16,063
340	Potlatch Corp.	13,552
220	Prologis, Inc.	9,931
230	Prudential Financial, Inc.	17,452
60	Public Storage, Inc.	12,050
590	Regions Financial Corp.	5,133
370	Safety Insurance Group, Inc.	22,922
110	Simon Property Group, Inc.	21,854
80	SL Green Realty Corp.	10,080
230	State Street Corp.	16,447
240	SunTrust Banks, Inc.	9,221
140	T. Rowe Price Group, Inc.	11,021
170	Travelers Cos., Inc.	17,479
600	U.S. Bancorp	25,146
60	Urban Edge Properties †	1,424
630	Urstadt Biddle Properties, Class A	14,805
120	Vornado Realty Trust	13,253
1,640	Wells Fargo & Co.	85,149
300	Weyerhaeuser Co.	10,755
57	WP GLIMCHER, Inc.	1,008

		1,027,061

Health Care — 24.6%
515	Abbott Laboratories	23,051
515	AbbVie, Inc.	31,080
170	Aetna, Inc.	15,609
170	Agilent Technologies, Inc.	6,421
689	Alexion Pharmaceuticals, Inc. †	126,252
151	Allergan, Inc.	33,108
260	Allscripts Healthcare Solutions, Inc. †	3,097
248	Amgen, Inc.	37,760
130	Anthem, Inc.	17,545
212	Baxter International, Inc.	14,906
336	Becton, Dickinson & Co.	46,395
322	Biogen Idec, Inc. †	125,310
573	Bristol-Myers Squibb Co.	34,535
286	Celgene Corp. †	34,080

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (Unaudited) (Continued)

Shares		Market Value
Common Stocks — (Continued)
Health Care — (Continued)
1,060	Cerner Corp. †	$70,331
314	Cooper Cos., Inc.	49,502
120	Covance, Inc. †	12,745
1,330	CryoLife, Inc.	14,976
100	DaVita, Inc. †	7,506
881	Edwards Lifesciences Corp. †	110,432
410	Eli Lilly & Co.	29,520
266	Express Scripts Holding Co. †	21,469
310	Gilead Sciences, Inc. †	32,497
19	Halyard Health, Inc. †	847
519	Henry Schein, Inc. †	71,658
300	Hologic, Inc. †	9,110
90	Hospira, Inc. †	5,709
693	Humana, Inc.	101,483
790	IDEXX Laboratories, Inc. †	125,151
200	Intuitive Surgical, Inc. †	98,895
970	Johnson & Johnson	97,135
30	Mallinckrodt PLC †	3,180
550	McKesson Corp.	116,957
567	Medtronic PLC	40,484
907	Merck & Co., Inc.	54,674
344	Mettler-Toledo International, Inc. †	104,559
240	Mylan Laboratories, Inc. †	12,756
550	Perrigo Co. PLC	83,457
2,043	Pfizer, Inc.	63,844
41	Regeneron Pharmaceuticals, Inc. †	17,083
781	Salix Pharmaceuticals, Ltd. †	105,176
150	St. Jude Medical, Inc.	9,881
150	Stryker Corp.	13,658
667	Thermo Fisher Scientific, Inc.	83,515
1,158	UnitedHealth Group, Inc.	123,037
90	Vertex Pharmaceuticals, Inc. †	9,913

		2,250,289

Industrials — 12.4%
230	3M Co.	37,329
100	ADT Corp.	3,440
40	Allegiant Travel Co.	7,251
50	Allegion PLC	2,701
127	Ametek, Inc.	6,083
240	Boeing Co.	34,889
100	C.H. Robinson Worldwide, Inc.	7,122
230	Caterpillar, Inc.	18,393
440	CSX Corp.	14,652
100	Cummins, Inc.	13,946
240	Danaher Corp.	19,771
180	Deere & Co.	15,334
258	Eaton Corp. PLC	16,277
280	Emerson Electric Co.	15,944
100	Fastenal Co.	4,440
110	FedEx Corp.	18,602
670	Flowserve Corp.	36,508
130	Fluor Corp.	6,966
120	General Dynamics Corp.	15,985
3,420	General Electric Co.	81,704
280	Honeywell International, Inc.	27,373
200	Illinois Tool Works, Inc.	18,618
150	Ingersoll-Rand PLC	9,960
150	ITT Corp.	5,372
392	J.B. Hunt Transport Services, Inc.	31,207
80	Joy Global, Inc.	3,355

Shares		Market Value
Common Stocks — (Continued)
Industrials — (Continued)
60	Kansas City Southern Industries, Inc.	$6,605
335	Kirby Corp. †	24,284
331	L-3 Communications Holdings, Inc.	40,753
80	Lincoln Electric Holdings, Inc.	5,433
110	Lockheed Martin Corp.	20,721
240	Masco Corp.	5,962
955	Norfolk Southern Corp.	97,381
100	Northrop Grumman Corp.	15,695
40	Now, Inc. †	998
955	Old Dominion Freight Line †	66,965
50	Oshkosh Truck Corp.	2,143
190	PACCAR, Inc.	11,421
100	Parker Hannifin Corp.	11,646
47	Pentair PLC	2,905
140	Raytheon Co.	14,007
70	Rockwell Automation, Inc.	7,624
200	Rollins, Inc.	6,610
60	Roper Industries, Inc.	9,260
420	Southwest Airlines Co.	18,975
90	Stanley Black & Decker, Inc.	8,429
150	Textron, Inc.	6,384
200	Tyco International PLC	8,162
760	Union Pacific Corp.	89,080
320	United Parcel Service, Inc., Class B	31,629
350	United Rentals, Inc. †	28,998
280	United Technologies Corp.	32,138
4	Veritiv Corp. †	203
21	W.W. Grainger, Inc.	4,953
700	Wabtec Corp.	58,415
260	Waste Management, Inc.	13,372

		1,124,373

Information Technology — 22.9%
230	Adobe Systems, Inc. †	16,130
110	Akamai Technologies, Inc. †	6,397
200	Altera Corp.	6,585
1,040	Amphenol Corp., Class A	55,859
3,446	Apple Computer, Inc.	403,732
600	ASML Holding NV NYS	62,363
140	Autodesk, Inc. †	7,561
210	Automatic Data Processing, Inc.	17,331
169	Cardtronics, Inc. †	5,680
70	CDK Global, Inc.	3,161
1,710	Cisco Systems, Inc.	45,084
70	Citrix Systems, Inc. †	4,148
260	Cognizant Technology Solutions Corp. †	14,074
600	Corning, Inc.	14,262
340	eBay, Inc. †	18,020
240	Electronic Arts, Inc. †	13,166
650	EMC Corp.	16,855
31	Equinix, Inc.	6,723
540	F5 Networks, Inc. †	60,274
630	Facebook, Inc. †	47,823
1,500	Fiserv, Inc. †	108,794
1,220	Gartner Group, Inc. †	102,748
238	Google, Inc., Class A †	127,937
66	Google, Inc., Class C †	35,278
660	Hewlett-Packard Co.	23,846
780	Ingram Micro, Inc., Class A †	19,640
1,570	Intel Corp.	51,873
109	Intuit, Inc.	9,463

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (Unaudited) (Continued)

Shares		Market Value
Common Stocks — (Continued)
Information Technology — (Continued)
1,210	Jack Henry & Associates, Inc.	$74,258
230	Juniper Networks, Inc.	5,228
85	Keysight Technologies, Inc. †	2,838
320	Lam Research Corp.	24,461
820	MasterCard, Inc., Class A	67,265
530	Micron Technology, Inc. †	15,510
2,270	Microsoft Corp.	91,707
160	NetApp, Inc.	6,048
360	NVIDIA Corp.	6,914
1,150	Oracle Corp.	48,174
40	OSI Systems, Inc. †	2,799
300	Paychex, Inc.	13,578
2,240	PC-Tel, Inc.	18,794
510	Qualcomm, Inc.	31,855
60	Rackspace Hosting, Inc. †	2,698
1,006	Red Hat, Inc. †	64,173
170	Rovi Corp. †	3,929
1,078	Salesforce.com, Inc. †	60,853
844	SanDisk Corp.	64,068
126	Seagate Technology PLC	7,111
60	Teradata Corp. †	2,674
450	Texas Instruments, Inc.	24,053
180	Trimble Navigation, Ltd. †	4,291
160	Visa, Inc., Class A	40,786
130	Western Digital Corp.	12,640
420	Wex, Inc. †	38,661
750	Xerox Corp.	9,878
460	XO Group, Inc. †	7,562
530	Yahoo!, Inc. †	23,315

		2,080,928

Materials — 2.2%
80	Albemarle Corp.	3,861
500	Alcoa, Inc.	7,824
80	Allegheny Technologies, Inc.	2,282
40	CF Industries Holdings, Inc.	12,215
220	Clearwater Paper Corp. †	16,284
100	Cytec Industries, Inc.	4,799
410	Dow Chemical Co.	18,516
330	E.I. Du Pont de Nemours & Co.	23,498
140	Ecolab, Inc.	14,528
310	Freeport-McMoRan Copper & Gold, Inc.	5,211
110	Hawkins, Inc.	4,236
150	International Paper Co.	7,899
130	Koppers Holdings, Inc.	2,361
170	Monsanto Co.	20,057
170	Nucor Corp.	7,421
160	Olympic Steel, Inc.	2,194
110	Owens-Illinois, Inc. †	2,569
50	PPG Industries, Inc.	11,144
100	Praxair, Inc.	12,059
60	Reliance Steel & Aluminum Co.	3,142

Shares		Market Value
Common Stocks — (Continued)
Materials — (Continued)
100	Rock-Tenn Co., Class A	$6,490
30	Royal Gold, Inc.	2,174
170	Sealed Air Corp.	6,885
120	United States Steel Corp.	2,933

		200,582

Telecommunication Services — 0.7%
150	American Tower Corp.	14,543
280	Sprint Corp. †	1,204
1,080	Verizon Communications, Inc.	49,367

		65,114

Utilities — 2.3%
1,120	American States Water Co.	44,397
310	Edison International	21,127
770	El Paso Electric Co.	30,846
480	Exelon Corp.	17,299
350	New Jersey Resources Corp.	22,358
205	NextEra Energy, Inc.	22,394
240	NRG Energy, Inc.	5,918
130	Sempra Energy	14,550
530	Southern Co.	26,882

		205,771

Total Common Stocks (Cost $6,958,754)		$8,763,137

Exchange-Traded Fund — 3.0%
1,355	SPDR S&P 500 ETF Trust	270,282

Total Exchange-Traded Fund (Cost $262,978)		$270,282

Total Investments — 99.3% (Cost $7,221,732)		$9,033,419

Other Assets less Liabilities — 0.7%		65,004

Net Assets — 100.0%		$9,098,423

† Non-income producing security
ETF — Exchange-Traded Fund
NYS — New York Shares
SPDR — Standard & Poor’s Depository Receipts

See Notes to Portfolio of Investments.

Huntington EcoLogical Strategy ETF	January 31, 2015 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	14.3%
Consumer Staples	10.8%
Energy	1.0%
Financials	9.3%
Health Care	18.7%
Industrials	12.1%
Information Technology	25.6%
Materials	2.1%
Utilities	6.1%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2015, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value
Common Stocks — 96.2%
Consumer Discretionary — 13.7%
4,521	BorgWarner, Inc.	$244,179
360	Chipotle Mexican Grill, Inc. †	255,543
1,144	Deckers Outdoor Corp. †	75,561
1,155	Expedia, Inc.	99,249
1,708	LKQ Corp. †	44,083
2,566	NIKE, Inc., Class B	236,713
1,780	Starbucks Corp.	155,803
1,680	V.F. Corp.	116,542

		1,227,673

Consumer Staples — 10.4%
1,120	Costco Wholesale Corp.	160,148
1,260	CVS Caremark Corp.	123,682
1,320	Hain Celestial Group, Inc. †	69,656
1,532	Keurig Green Mountain, Inc.	187,762
830	McCormick & Co., Inc.	59,254
1,100	Mead Johnson Nutrition Co.	108,339
1,500	United Natural Foods, Inc. †	115,920
3,204	Whitewave Foods Co. †	105,636

		930,397

Energy — 0.9%
2,540	Spectra Energy Corp.	84,938

Financials — 9.0%
560	BlackRock, Inc.	190,686
3,190	CBRE Group, Inc., Class A †	103,165
946	Discover Financial Services	51,443
1,463	Jones Lang LaSalle, Inc.	215,178
2,000	Marsh & McLennan Cos., Inc.	107,540
1,300	State Street Corp.	92,963
574	T. Rowe Price Group, Inc.	45,185

		806,160

Health Care — 18.0%
2,850	Abbott Laboratories	127,566
465	Alexion Pharmaceuticals, Inc. †	85,207
695	Becton, Dickinson & Co.	95,966
300	Biogen Idec, Inc. †	116,748
1,900	Cerner Corp. †	126,065
1,100	Edwards Lifesciences Corp. †	137,884
945	Gilead Sciences, Inc. †	99,064
1,367	HCA Holdings, Inc. †	96,784

Shares		Market Value
Common Stocks — (Continued)
Health Care — (Continued)
700	Henry Schein, Inc. †	$96,649
1,044	Humana, Inc.	152,883
182	Intuitive Surgical, Inc. †	89,995
1,220	Johnson & Johnson	122,171
1,000	UnitedHealth Group, Inc.	106,250
950	Varian Medical Systems, Inc. †	87,932
1,400	West Pharmaceutical Services, Inc.	69,034

		1,610,198

Industrials — 11.6%
2,000	A.O. Smith Corp.	118,820
5,590	Air Lease Corp.	195,315
690	Cummins, Inc.	96,227
2,501	Illinois Tool Works, Inc.	232,818
1,000	J.B. Hunt Transport Services, Inc.	79,610
1,500	Middleby Corp. †	142,530
890	Norfolk Southern Corp.	90,753
1,275	Tennant Co.	83,143

		1,039,216

Information Technology — 24.6%
782	3d Systems Corp. †	22,741
734	Accenture PLC, Class A	61,678
2,550	Amphenol Corp., Class A	136,961
3,608	Apple Computer, Inc.	422,713
1,000	ASML Holding NV NYS	103,940
2,922	eBay, Inc. †	154,866
814	F5 Networks, Inc. †	90,859
1,428	Facebook, Inc. †	108,399
550	Google, Inc., Class A †	295,653
1,890	Jack Henry & Associates, Inc.	115,989
1,250	MasterCard, Inc., Class A	102,538
724	Qualcomm, Inc.	45,221
1,922	Red Hat, Inc. †	122,605
860	Stratasys, Ltd. †	68,361
4,820	Texas Instruments, Inc.	257,629
1,030	Wex, Inc. †	94,812

		2,204,965

Materials — 2.1%
1,546	Ball Corp.	97,908
870	Ecolab, Inc.	90,280

		188,188

See Notes to Portfolio of Investments.

Huntington EcoLogical Strategy ETF (Unaudited) (Continued)

Shares		Market Value
Common Stocks — (Continued)
Utilities — 5.8%
2,448	ITC Holdings Corp.	$104,138
2,590	NextEra Energy, Inc.	282,932
1,210	Sempra Energy	135,423

		522,493

Total Common Stocks (Cost $7,249,680)		$8,614,228

Total Investments — 96.2% (Cost $7,249,680)
		$8,614,228

Other Assets less Liabilities — 3.8%		337,857

Net Assets — 100.0%		$8,952,085

† Non-income producing security
NYS — New York Shares

See Notes to Portfolio of Investments.

Huntington Strategy Shares

Notes to Portfolio of Investments

January 31, 2015 (Unaudited)

1. Organization

Huntington Strategy Shares (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation Strategy ETF”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund”, or collectively as the “Funds.”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Portfolio of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Portfolios of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical assets.

•	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported

Huntington Strategy Shares

Notes to Portfolio of Investments, continued

January 31, 2015 (Unaudited)

2. Significant Accounting Policies (continued)

sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2015, while the breakdown, by category, of common stocks is disclosed in the Portfolio Investments for each Fund.

	Level 1	Total Investments
US Equity Rotation Strategy ETF
Common Stocks(1)	$8,763,137	$8,763,137
Exchange-Traded Fund	270,282	270,282

Total Investments	$9,033,419	$9,033,419

EcoLogical Strategy ETF
Common Stocks(1)	$8,614,228	$8,614,228

Total Investments	$8,614,228	$8,614,228

(1)	Please see Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended January 31, 2015. As of January 31, 2015, no securities were categorized as Level 2 or Level 3.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

3. Federal Income Taxes

As of January 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
US Equity Rotation Strategy ETF	$7,221,365	$1,928,336	$(116,282)	$1,812,054
EcoLogical Strategy ETF	7,249,680	1,523,780	(159,232)	1,364,548

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.

4. Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Huntington Strategy Shares

Notes to Portfolio of Investments, continued

January 31, 2015 (Unaudited)

4. Investment Risks (continued)

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

5. Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of January 31, 2015.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Huntington Strategy Shares

By (Signature and Title)     /s/ R. Jeffrey Young

                                             R. Jeffrey Young, Chief Executive Officer

Date March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ R. Jeffrey Young

                                             R. Jeffrey Young, Chief Executive Officer

Date March 30, 2015

By (Signature and Title)     /s/ Bryan W. Ashmus

                                             Bryan W. Ashmus, Treasurer

Date March 30, 2015